Subsequent events (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 12, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2025 EUR (€) shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2025 ₪ / shares	Jun. 30, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Dec. 31, 2024 ₪ / shares shares	Jul. 31, 2024 $ / shares	Jun. 30, 2024 ₪ / shares shares	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 17, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares										10,875,631		10,793,057		9,286,252
Number of shares outstanding | shares										10,875,631		10,793,057		9,286,252
Par value per share | ₪ / shares									₪ 0.07			₪ 0.07		₪ 0.07
Proceeds from exercise of warrants		$ 838	$ 111	$ 838	$ 610	$ 1,210
U.S. Department of Defense (DoD) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding amount										$ 15,528							$ 2,727
Additional funding amount											$ 937				$ 1,557	$ 9,117
Subsequents Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding | shares							2,341,114	2,341,114
Number of warrants exercised | shares							132,143	132,143
Exercise price of warrants | $ / shares													$ 13.475
Proceeds from exercise of warrants	$ 1,781
Subsequents Event [Member] | U.S. Department of Defense (DoD) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding amount | €							€ 18,243
Additional funding amount								$ 2,715